ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Trade payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Total	$ 573	$ 765	$ 426
0-90 Days
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Total	432	624	263
91-180 Days
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Total	3	8	27
over 1 Years
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Total	22	10	25
181-365 Days
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Total	$ 116	$ 123	$ 111